AQR FUNDS

Supplement dated June 3, 2024 (“Supplement”)

to the Class I, Class N and Class R6 Statement of Additional Information,

dated May 1, 2024 (the “SAI”), of the

AQR Diversifying Strategies Fund, AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, and AQR Style Premia Alternative Fund

(the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectuses and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.	Effective immediately, the “Management of the Funds—Portfolio Manager Holdings” section of the SAI is hereby restated in its entirety as follows:

Portfolio Manager Holdings

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of December 31, 2023, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned

Michele L. Aghassi, Ph.D.	AQR Equity Market Neutral Fund	$10,001-$50,000

	AQR Long-Short Equity Fund	$10,001-$50,000

	AQR Sustainable Long-Short Equity Carbon Aware Fund	None

Clifford S. Asness, Ph.D., M.B.A.

	AQR Equity Market Neutral Fund	None

	AQR Long-Short Equity Fund	None

	AQR Managed Futures Strategy Fund	$100,001-$500,000

	AQR Managed Futures Strategy HV Fund	$100,001-$500,000

	AQR Multi-Asset Fund	N/A*

	AQR Risk-Balanced Commodities Strategy Fund	None

	AQR Style Premia Alternative Fund	None

	AQR Sustainable Long-Short Equity Carbon Aware Fund	Over $1,000,000

James Asselin, CFA	AQR Managed Futures Strategy Fund	N/A*

	AQR Managed Futures Strategy HV Fund	N/A*

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned

	AQR Risk-Balanced Commodities Strategy Fund	N/A*

Jordan Brooks, Ph.D., M.A.	AQR Alternative Risk Premia Fund	None

	AQR Diversified Arbitrage Fund	None

	AQR Diversifying Strategies Fund	None

	AQR Macro Opportunities Fund	$10,001-$50,000

	AQR Managed Futures Strategy Fund	None

	AQR Managed Futures Strategy HV Fund	None

	AQR Multi-Asset Fund	None

	AQR Risk-Balanced Commodities Strategy Fund	None

	AQR Style Premia Alternative Fund	None

Robert F. Bryant	AQR Diversified Arbitrage Fund	$10,001-$50,000

Jonathan Fader	AQR Macro Opportunities Fund	None

Andrea Frazzini, Ph.D., M.S.	AQR Alternative Risk Premia Fund	None

	AQR Diversifying Strategies Fund	None

	AQR Equity Market Neutral Fund	$10,001-$50,000

	AQR Long-Short Equity Fund	$10,001-$50,000

	AQR Multi-Asset Fund	None

	AQR Style Premia Alternative Fund	$10,001-$50,000

	AQR Sustainable Long-Short Equity Carbon Aware Fund	None

John J. Huss	AQR Alternative Risk Premia Fund	None

	AQR Diversifying Strategies Fund	$10,001-$50,000

	AQR Equity Market Neutral Fund	$10,001-$50,000

	AQR Long-Short Equity Fund	$50,001-$100,000

	AQR Macro Opportunities Fund	N/A*

	AQR Multi-Asset Fund	$10,001-$50,000

	AQR Style Premia Alternative Fund	$10,001-$50,000

	AQR Sustainable Long-Short Equity Carbon Aware Fund	$10,001-$50,000

Bryan Kelly, Ph.D.	AQR Alternative Risk Premia Fund	N/A*

	AQR Diversifying Strategies Fund	None

	AQR Macro Opportunities Fund	N/A*

	AQR Multi-Asset Fund	N/A*

	AQR Style Premia Alternative Fund	N/A*

John M. Liew, Ph.D., M.B.A.	AQR Diversifying Strategies Fund	$100,001-$500,000

	AQR Macro Opportunities Fund	Over $1,000,000

	AQR Managed Futures Strategy Fund	$100,001-$500,000

	AQR Managed Futures Strategy HV Fund	$100,001-$500,000

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned

	AQR Multi-Asset Fund	$100,001-$500,000

	AQR Risk-Balanced Commodities Strategy Fund	$100,001-$500,000

	AQR Sustainable Long-Short Equity Carbon Aware Fund	Over $1,000,000

Fred Liu, M.S.	AQR Managed Futures Strategy Fund	N/A*

	AQR Managed Futures Strategy HV Fund	N/A*

	AQR Risk-Balanced Commodities Strategy Fund	N/A*

James Lofton	AQR Managed Futures Strategy Fund	N/A*

	AQR Managed Futures Strategy HV Fund	N/A*

	AQR Risk-Balanced Commodities Strategy Fund	N/A*

Mark L. Mitchell, Ph.D., M.A.	AQR Diversified Arbitrage Fund	Over $1,000,000

Tobias Moskowitz, Ph.D., M.S.	AQR Alternative Risk Premia Fund	N/A*

	AQR Style Premia Alternative Fund	N/A*

Todd C. Pulvino, Ph.D., A.M., M.S.	AQR Diversified Arbitrage Fund	$100,001-$500,000

Laura Serban, Ph.D.	AQR Equity Market Neutral Fund	$10,001-$50,000

	AQR Long-Short Equity Fund	$50,001-$100,000

Nathan Sosner, Ph.D.	AQR Alternative Risk Premia Fund	$10,001-$50,000

Erik Stamelos	AQR Alternative Risk Premia Fund	N/A*

	AQR Diversifying Strategies Fund	N/A*

	AQR Macro Opportunities Fund	None

	AQR Managed Futures Strategy Fund	None

	AQR Managed Futures Strategy HV Fund	None

	AQR Risk-Balanced Commodities Strategy Fund	None
*	Portfolio manager was not a named portfolio manager of the Fund as of December 31, 2023.

2.	Effective immediately, the “Management of the Funds—Other Accounts Managed” section of the SAI is hereby restated in its entirety as follows:

Other	Accounts Managed

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser, the Sub-Adviser or their affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for non-discretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

The following table indicates the number of accounts and assets under management for each type of account managed as of August 30, 2024:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Michele L. Aghassi, Ph.D.	20	$10,336,952,620	14	$8,944,041,955	30	$17,204,442,368

Clifford S. Asness, Ph.D., M.B.A.	26	$14,835,390,099	29	$15,117,943,743	51	$29,969,968,041

James Asselin, CFA	0	-	2	$679,461,005	0	-

Jordan Brooks, Ph.D., M.A.	12	$6,577,293,319	17	$8,852,235,674	19	$14,982,561,052

Robert F. Bryant	1	$1,857,968,573	6	$1,354,774,552	0	-

Jonathan Fader	2	$312,157,408	0	-	0	-

Andrea Frazzini, Ph.D., M.S.	28	$12,722,450,033	34	$18,552,447,078	50	$32,600,094,628

John J. Huss	29	$13,478,861,749	40	$20,116,627,063	48	$32,023,262,988

Bryan Kelly, Ph.D.	1	$16,374,874	1	$240,784,013	0	-

John M. Liew, Ph.D., M.B.A.	11	$3,578,304,364	28	$16,422,651,703	16	$7,084,659,718

Fred Liu, M.S.	0	-	2	$679,461,005	0	-

James Lofton	0	-	2	$679,461,005	0	-

Mark L. Mitchell, Ph.D., M.A.	1	$1,857,968,573	5	$1,338,088,075	0	-

Tobias Moskowitz, Ph.D., M.S.	0	-	4	$756,516,727	0	-

Todd C. Pulvino, Ph.D., A.M., M.S.	1	$1,857,968,573	5	$1,338,088,075	0	-

Laura Serban, Ph.D.	14	$8,532,116,602	32	$18,070,277,340	38	$22,708,179,840

Nathan Sosner, Ph.D.	5	$921,678,460	0	-	0	-

Erik Stamelos	4	$2,393,659,563	2	$679,461,005	0	-

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Michele L. Aghassi, Ph.D.	1	$129,697,328	7	$5,681,667,467	6	$4,525,742,917

Clifford S. Asness, Ph.D., M.B.A.	0	-	18	$10,299,866,972	16	$8,302,116,071

James Asselin, CFA	0	-	1	$63,313,608	0	-

Jordan Brooks, Ph.D., M.A.	0	-	9	$3,267,823,798	9	$4,073,202,011

Robert F. Bryant	0	-	6	$1,354,774,552	0	-

Jonathan Fader	0	-	0	-	0	-

Andrea Frazzini, Ph.D., M.S.	1	$129,697,328	19	$9,991,941,724	15	$8,598,944,928

John J. Huss	1	$129,697,328	25	$11,556,121,708	14	$8,435,204,496

Bryan Kelly, Ph.D.	0	-	0	-	0	-

John M. Liew, Ph.D., M.B.A.	0	-	17	$8,974,076,535	10	$4,767,540,545

Fred Liu, M.S.	0	-	1	$63,313,608	0	-

James Lofton	0	-	1	$63,313,608	0	-

Mark L. Mitchell, Ph.D., M.A.	0	-	5	$1,338,088,075	0	-

Tobias Moskowitz, Ph.D., M.S.	0	-	0	-	0	-

Todd C. Pulvino, Ph.D., A.M., M.S.	0	-	5	$1,338,088,075	0	-

Laura Serban, Ph.D.	1	$129,697,328	22	$10,774,083,552	9	$7,600,428,662

Nathan Sosner, Ph.D.	0	-	0	-	0	-

Erik Stamelos	0	-	1	$63,313,608	0	-

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE